Revenue by Categories (Tables)	6 Months Ended
Jun. 30, 2026
Revenue by Categories [Abstract]
Schedule of Revenue Generated from Different Revenue Streams

The following table summarizes the revenue generated from different revenue streams:

	For the Six Months Ended June 30,
	2026	2025

Cloud mining solutions	82,435	147,980
BTC self-mining revenue	25,344	32,357
Sales of mining equipment	5	11,275
Hosting services and others	7,636	1,827
Total revenues	115,420	193,439

Schedule of Revenue Generated from Different Continents

The following table also summarizes the revenue (excluding self-mining revenue) generated from different continents:

	For the Six Months Ended June 30,
	2026		2025
	Amount	%	Amount	%

Africa	52,113	58%	60,488	38%
Oceania	20,098	22%	22,866	14%
North America	12,183	13%	32,556	20%
Asia	5,043	6%	39,913	25%
Others	639	1%	5,259	3%
Total revenues (i)	90,076	100%	161,082	100%
(i)	Total revenue excludes BTC self-mining revenue.

Schedule of Revenue Recognized from Receipt of Digital Assets

The amount of revenue recognized from receipt of digital assets and receipt of US dollars is presented separately as following:

	For the Six Months Ended June 30,
	2026	2025

Revenue recognized in digital assets payment	114,640	191,195
Revenue recognized in U.S. dollars payment	780	2,244
Total revenues	115,420	193,439